Annual Report                                            [LOGO] Neuberger Berman
December 31, 2002

                                   Neuberger Berman
                                   Advisers
                                   Management
                                   Trust

--------------------------------------------------------------------------------

                                   Fasciano
                                   Portfolio

D0081 02/03

Fasciano Portfolio Manager's Commentary

The AMT Fasciano Portfolio commenced operations on July 12, 2002. Since then, the portfolio generated slightly negative returns, but significantly outperformed its Russell 2000 benchmark.

Our health care sector investments had the most positive impact on portfolio returns. We were overweighted in health care and, on average, our holdings significantly outperformed the health care stocks in the Russell 2000. We were significantly underweighted in the financial sector, but our stock selections performed quite well on a relative basis. Our largest portfolio weighting was in the consumer discretionary sector. Although our returns in this sector were modest, they contributed positively to relative performance.

Cumulative Total Return

                                              Fasciano
                                              Portfolio       Russell 2000 (R)
--------------------------------------------------------------------------------
Life of Fund                                   (0.80%)           (7.36%)


        [THE FOLLOWING REPRESENTS A LINE CHART IN THE PRINTED MATERIAL]

Comparison of a $10,000 Investment

                                            Fasciano
                                            Portfolio           Russell 2000 (R)
--------------------------------------------------------------------------------
07/12/02                                      10,000                    10,000
07/31/02                                       9,990                     9,426
08/31/02                                      10,070                     9,402
09/30/02                                       9,760                     8,727
10/31/02                                       9,650                     9,007
11/30/02                                      10,070                     9,811
12/31/02                                       9,920                     9,624

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, or since the Fund's inception, if it has not operated for 10 years. The results are compared with benchmarks, which may include a broad-based market index and or a narrower index. Please note that market indexes do not include expenses. All results include the reinvestment of dividends and capital gain distributions. Results represent past performance and do not indicate future results.
--------------------------------------------------------------------------------

Our investments in the materials sector declined substantially--one of three sectors in the portfolio with a negative return. This was primarily the result of the poor performance of OM Group, a metals-based specialty chemical company whose earnings were hit hard by the sharp decline in powdered metals prices.

Our substantial underweighting in information technology and zero weighting in telecommunications, two poorly performing sectors during this time period, also helped explain our outperformance relative to the Russell 2000 benchmark. We are not anti-technology. However, our investment strategy, which focuses on identifying stable growth companies trading at fundamentally attractive valuations, will generally result in an underweighting in technology.

Since this is my first opportunity to address shareholders, I would like to describe our investment philosophy and methodology. We are small-cap "core" investors owning stocks with market capitalizations between $150 million and $1.5 billion. The portfolio is well diversified, generally holding between 60 and 80 stocks. Barring extraordinary circumstances, we will usually be fully invested, with no more than 10% of assets in cash reserves. We are "bottom up" stock pickers, so sector allocation is largely a function of where we are finding the most attractive opportunities.

Unlike some of our competitors in the small-cap core category, we do not "barbell" the portfolio by investing in deep-discount value stocks on one end

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

and speculative growth stocks on the other. Instead we look for individual stocks with both growth and value characteristics. Our emphasis is on quality, reflected by talented and experienced management, well conceived business plans, strong balance sheets, and a proven track record of consistent, above average earnings and free-cash-flow growth. Strong and predictable free cash flow is particularly important to us, because it allows small companies to grow their businesses without adding excess debt or diluting shareholder value through additional stock offerings. Strong free cash flow also gives management the flexibility to enhance growth through acquisitions or reward shareholders via stock repurchase programs or paying dividends. We want to own portfolio companies for three to five years and expect the portfolio to have turnover that is well below the industry average.

Perhaps the best way to illustrate our investment strategy is to briefly discuss a current portfolio holding. Young Innovations is a small dental supply distributor. Management is terrific, in our opinion, and the company has a strong balance sheet and a proven track record of consistently growing earnings and free cash flow. Importantly, 86% of sales from Young's large preventative care unit comes from consumable or disposable products. With such a high component of recurring revenues, cash flow should remain strong for years to come, providing us the opportunity to benefit by holding this excellent growth company long term.

We are often asked for an opinion on the economy and the stock market. While we try to evaluate how economic trends may impact the companies in our portfolio and are cognizant of how short-term market trends may influence performance, we believe our shareholders are best served if our primary focus is on evaluating individual companies--both current portfolio holdings and investment candidates. Our goal is to accurately determine where a company will be in three to five years. We are confident that if portfolio holdings live up to our longer-term fundamental expectations, shareholders will be adequately rewarded.

We are also often asked about the merits of small-cap stocks versus mid- and large-cap stocks. We believe small-cap stocks enjoy certain advantages. They are generally simpler businesses that are easier to manage and because of their size have the potential to grow earnings and cash flow faster than larger companies. Having said this, we also recognize the inherent risks in small-cap investing. Small companies can be more vulnerable to shifting economic winds and/or abrupt changes in their particular industries. They are also less liquid and therefore tend to be more volatile than larger-cap stocks. That is precisely why we employ a conservative approach to the small-cap stock market. Our goal is to provide generous returns in rising markets and superior relative returns in declining markets. We believe this will translate into attractive long-term performance through the market cycles.

Sincerely,

/s/ Michael Fasciano

MICHAEL FASCIANO
PORTFOLIO MANAGER

1. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain expenses of the AMT Portfolios. Without this arrangement, which is subject to change, the total returns of the Portfolios would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

2. The Russell 2000[RegTM] Index is an unmanaged index consisting of securities of the 2000 issuers having the smallest capitalization in the Russell 3000[RegTM] Index (which measures the performance of the 3000 largest U.S. companies based on total market capitalization), representing approximately 8% of the Russell 3000 total market capitalization. The smallest company's market capitalization is roughly $128 million.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBMI and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

The composition, industries and holdings of the Portfolio are subject to change.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of this Portfolio may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies and by qualified retirement plans.

The views expressed in this material do not constitute investment advice or recommendations by Michael Fasciano, Neuberger Berman Fasciano Fund, or Neuberger Berman Management Inc. This material is not an offer of shares of Neuberger Berman Fasciano Fund. Shares of the Fund are sold only through the current effective prospectus which must precede or accompany this material. Please read the prospectus before you invest or send money.

(C) 2003 Neuberger Berman Management Inc., distributor. All rights reserved.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Schedule of Investments Fasciano Portfolio

Number of Shares                      Market Value+
Common Stocks (94.2%)

Biotechnology (1.1%)
    190     Techne Corp.                    $ 5,428*

Business Services (4.5%)
450         G & K Services                   15,930
240         Watson Wyatt & Co.                5,220*
                                            -------
                                             21,150
Commercial Services (3.9%)
130         FirstService Corp.                2,090*
270         Modine Manufacturing              4,774
230         National Processing               3,691*
710         OM Group                          4,885
200         Steiner Leisure                   2,788*
                                            -------
                                             18,228
Communications (1.1%)
570         Mediacom Communications           5,022*

Consumer Products & Services (11.7%)
320         Blyth Industries                  8,563
430         Central Parking                   8,110
390         Plantronics, Inc.                 5,901*
340         ShopKo Stores                     4,233*
310         Snap-on                           8,714
280         Spartech Corp.                    5,776
120         Strayer Education                 6,900
230         Tootsie Roll Industries           7,057
                                            -------
                                             55,254
Distributor (3.4%)
310         D & K Healthcare
            Resources                         3,175
430         MSC Industrial Direct             7,632*
110         ScanSource, Inc.                  5,423*
                                            -------
                                             16,230
Entertainment (2.7%)
340         International Speedway           12,679

Financial Services (10.9%)
200         American Capital Strategies       4,318
 90         Corus Bankshares                  3,929
100         FactSet Research Systems          2,827
150         Financial Federal                 3,770*
130         Greater Bay Bancorp               2,248
440         HCC Insurance Holdings           10,824
210         ITLA Capital                      6,978*
300         LaBranche & Co.                   7,992*
110         W.P. Stewart & Co.                1,971
210         Waddell & Reed Financial          4,131
130         WFS Financial                     2,718*
                                            -------
                                             51,706
Health Care (0.9%)
200         Apria Healthcare Group            4,448*

Health Products & Services (13.5%)
330         DENTSPLY International          $12,276
850         Hooper Holmes                     5,219
650         K-V Pharmaceutical               15,080*
210         Landauer, Inc.                    7,298
430         STERIS Corp.                     10,427*
570         Young Innovations                13,264*
                                            -------
                                             63,564
Insurance (0.4%)
 70         RLI Corp.                         1,953

Machinery & Equipment (6.9%)
270         IDEX Corp.                        8,829
180         Kaydon Corp.                      3,818
390         Manitowoc Co.                     9,945
210         Regal-Beloit                      4,347
300         Robbins & Myers                   5,520
                                            -------
                                             32,459

Manufacturing (0.6%)
100         A.O. Smith                        2,701

Oil & Gas (2.5%)
135         CARBO Ceramics                    4,550
240         Offshore Logistics                5,261 *
110         Universal Compression
            Holdings                          2,104 *
                                            -------
                                             11,915
Publishing & Broadcasting (14.3%)
540         Emmis Communications             11,248*
320         Hearst-Argyle Television          7,715*
530         Journal Register                  9,424*
210         Lee Enterprises                   7,039
210         McClatchy Co.                    11,913
210         Meredith Corp.                    8,633
260         Pulitzer Inc.                    11,687
                                            -------
                                             67,659
Real Estate (1.2%)
 90         Beazer Homes USA                  5,454 *
Restaurants (2.6%)
350         Ruby Tuesday                      6,052
640         Steak n Shake                     6,400 *
                                            -------
                                             12,452
Retail (1.0%)
190         Regis Corp.                       4,938
Technology (4.5%)
110         Littelfuse, Inc.                  1,855*
290         Methode Electronics Class A       3,181
280         Zebra Technologies               16,044*
                                            -------
                                             21,080
Transportation (5.3%)
210         C.H. Robinson Worldwide           6,552
320         EGL, Inc.                         4,560 *
240         Landstar System                  14,006*
                                            -------
                                             25,118

See Notes to Schedule of Investments   5

Schedule of Investments Fasciano Portfolio cont'd

Number of Shares                         Market Value+
Waste Management (1.2%)
170         Stericycle, Inc.                $   5,504*

Total Common Stocks
(Cost $445,627)                               444,942
                                            ---------
Principal Amount

Short-Term Investments (14.8%)
$69,823     Neuberger Berman
            Institutional Cash Fund
            Trust Class                         69,823@#
            (Cost $69,823)                  ----------

Total Investments (109.0%)
(Cost $515,450)                               514,765##

Liabilities, less cash, receivables
and other assets [(9.0%)]                     (42,561)
                                            ---------
Total Net Assets (100.0%)                   $ 472,204
                                            ---------


See Notes to Schedule of Investments   6

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Schedule of Investments Fasciano Portfolio

+ Investment securities of the Fund are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Fund values all other securities by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#     At cost, which approximates market value.

## At December 31, 2002, the cost of investments for U.S. Federal income tax purposes was $515,620. Gross unrealized appreciation of investments was $19,381 and gross unrealized depreciation of investments was $20,236, resulting in net unrealized depreciation of $855, based on cost for U.S. Federal income tax purposes.

*     Non-income producing security.

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc. (see Note A of Notes to Financial Statements).


See Notes to Financial Statements      7

Statement of Assets and Liabilities

                                                                                       Fasciano
Neuberger Berman Advisers Management Trust                                             Portfolio
Assets
  Investments in securities, at market value* (Note A)-see Schedule of Investments     $ 514,765
------------------------------------------------------------------------------------------------
  Dividends and interest receivable                                                          369
------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                          4,575
------------------------------------------------------------------------------------------------
  Receivable from administrator-net (Note B)                                              20,754
================================================================================================
Total Assets                                                                             540,463
================================================================================================
Liabilities
  Payable for securities purchased                                                        50,208
------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                     302
------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                     17,749
================================================================================================
Total Liabilities                                                                         68,259
================================================================================================
Net Assets at value                                                                    $ 472,204
================================================================================================
Net Assets consist of:
  Paid-in capital                                                                      $ 470,813
------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                   2,076
------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                        (685)
================================================================================================
Net Assets at value                                                                    $ 472,204
================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                         47,586
------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                               $    9.92
================================================================================================
*Cost of Investments                                                                   $ 515,450
================================================================================================


See Notes to Financial Statements      8

   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE PERIOD FROM JULY 12, 2002
                               (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2002

Statement of Operations

                                                                    Fasciano
Neuberger Berman Advisers Management Trust                         Portfolio
Investment Income
Income:
Dividend income                                                    $   1,082
----------------------------------------------------------------------------
Interest income (Note A)                                                 240
============================================================================
Total income                                                           1,322
============================================================================
Expenses:
Investment management fee (Note B)                                     1,011
----------------------------------------------------------------------------
Administration fee (Note B)                                              363
----------------------------------------------------------------------------
Distribution fees (Note B)                                               302
----------------------------------------------------------------------------
Auditing fees                                                         10,000
----------------------------------------------------------------------------
Custodian fees (Note B)                                               10,583
----------------------------------------------------------------------------
Legal fees                                                             1,481
----------------------------------------------------------------------------
Shareholder reports                                                    4,000
----------------------------------------------------------------------------
Trustees' fees and expenses                                           18,091
----------------------------------------------------------------------------
Miscellaneous                                                            434
============================================================================
Total expenses                                                        46,265
Expenses reimbursed by administrator (Note B)                        (44,573)
============================================================================
Total net expenses                                                     1,692
============================================================================
Net investment income (loss)                                            (370)
============================================================================
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                 2,349
----------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
   Investment securities (Note A)                                       (685)
============================================================================
Net gain (loss) on investments                                         1,664
============================================================================
Net increase (decrease) in net assets resulting from operations    $   1,294
============================================================================


See Notes to Financial Statements      9

Statement of Changes in Net Assets

                                                            Fasciano Portfolio

                                                                  Period from
                                                                July 12, 2002
                                                                (Commencement
                                                            of Operations) to
Neuberger Berman Advisers Management Trust                  December 31, 2002
Increase (Decrease) in Net Assets:
>From Operations:
Net investment income (loss)                                         $    (370)
==============================================================================
Net realized gain (loss) on investments                                  2,349
------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments       (685)
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          1,294
------------------------------------------------------------------------------
>From Fund Share Transactions:
Proceeds from shares sold                                              483,071
==============================================================================
Payments for shares redeemed                                           (12,161)
------------------------------------------------------------------------------
Net increase (decrease) from Fund share transactions                   470,910
------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                                  472,204
Net Assets:
Beginning of period                                                         --
------------------------------------------------------------------------------
End of period                                                        $ 472,204
------------------------------------------------------------------------------
Number of Fund Shares:
Sold                                                                    48,842
==============================================================================
Redeemed                                                                (1,256)
------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                           47,586
------------------------------------------------------------------------------


See Notes to Financial Statements      10

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Notes to Financial Statements Fasciano Portfolio

Note A--Summary of Significant Accounting Policies:

1 General: Fasciano Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eleven separate operating series (the "Funds") each of which (except Focus Portfolio) is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The Fund had no operations until July 12, 2002, other than matters relating to its organization and registration as a series of the Trust. The Fund offers Class S shares. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Federal income taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

Notes to Financial Statements Fasciano Portfolio cont'd

6 Dividends and distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Income dividends and distributions from net realized capital gains, if any, will be distributed in September. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.

The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

As of December 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                                         Unrealized
                                     Undistributed     Appreciation
                                   Ordinary Income    (Depreciation)       Total
                                            $2,246            $(855)      $1,391

The difference between book basis and tax basis is attributable primarily to the tax deferral of losses on wash sales.

7 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

9 Transactions with other funds managed by Neuberger Berman Management Inc.:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in the Neuberger Berman Institutional Cash Fund (the "Cash Fund"), a fund managed by Management and having the same officers and trustees as the Fund. The Cash Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund does not pay Management an investment management fee associated with its investment in the Cash Fund. For the period ended December 31, 2002, income earned on this investment amounted to $240 and is reflected in the Statement of Operations under the caption Interest income.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.85% of the first

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

$500 million of the Fund's average daily net assets, 0.825% of the next $500 million, 0.80% of the next $500 million, 0.775% of the next $500 million, 0.75% of the next $500 million, and 0.725% of average daily net assets in excess of $2.5 billion.

The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets.

Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Management acts as agent in arranging for the sale of Fund shares without commission and bears advertising and promotion expenses. The trustees of the Trust have adopted a distribution plan (the "Plan") with respect to the Fund, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to the Fund, Management's activities and expenses related to the sale and distribution of the Fund's shares, and ongoing services provided to investors in the Fund, Management receives from the Fund a fee at the annual rate of 0.25% of the Fund's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for the Fund and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.40% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the period ended December 31, 2002, such excess expenses amounted to $44,573. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the period ended December 31, 2002, there was no reimbursement to Management. At December 31, 2002, the Fund has a contingent liability to Management under the agreement of $44,573.

Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

Notes to Financial Statements Fasciano Portfolio cont'd

The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $0.

Note C--Securities Transactions:

During the period ended December 31, 2002, there were purchase and sale transactions (excluding short-term securities) of $489,070 and $45,792, respectively.

During the period ended December 31, 2002, brokerage commissions on securities transactions amounted to $926, of which Neuberger received $554, and other brokers received $372.

Note D--Line of Credit:

At December 31, 2002, the Fund was a participant in a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at December 31, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Financial Highlights Fasciano Portfolio

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements.++

                                                                    Period from
                                                                  July 12, 2002^
                                                                to December 31,

                                                                         2002
Net Asset Value, Beginning of Period                                 $  10.00
                                                                     --------
Income From Investment Operations
Net Investment Income (Loss)                                             (.01)
Net Gains or Losses on Securities (both realized and unrealized)         (.07)
                                                                     --------
Total From Investment Operations                                         (.08)
                                                                     --------
Net Asset Value, End of Period                                       $   9.92
                                                                     --------
Total Return++                                                          -0.80%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)                              $    0.5
Ratio of Gross Expenses to Average Net Assets#                           1.40%*
Ratio of Net Expenses to Average Net Assets[sec]                         1.40%*
Ratio of Net Investment Income (Loss) to Average Net Assets              (.31)%*
Portfolio Turnover Rate                                                    20%


See Notes to Financial Highlights      15

Notes to Financial Highlights Fasciano Portfolio

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

[sec] After reimbursement of expenses by Management. Had Management not undertaken such action the annualized ratio of net expenses to average daily net assets would have been:

                                                                     Period from
                                                                   July 12, 2002
                                                            to December 31, 2002
                                                                          38.27%

^     The date investment operations commenced.

++ The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period.

*     Annualized.

**    Not annualized.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Fasciano Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Fasciano Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the " Trust"), as of December 31, 2002, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from July 12, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fasciano Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the period from July 12, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Boston, Massachusetts
February 6, 2003

Trustees and Officers (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

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                                                                                    Number of                  Other
                          Position                                                Portfolios in            Directorships
                         and Length                                                Fund Complex            Held Outside
       Name, Age,          of Time                    Principal                    Overseen by             Fund Complex
    and Address (1)      Served (2)               Occupation(s) (3)                  Trustee                by Trustee
--------------------------------------------------------------------------------------------------------------------------------
John Cannon (73)        Trustee      Consultant. Formerly, Chairman and                34        Independent Trustee or
                        since        Chief Investment Officer, CDC Capital                       Director of three series of
                        2000         Management (registered investment                           Oppenheimer Funds: Limited
                                     adviser) (1993-Jan. 1999); prior thereto,                   Term New York Municipal
                                     President and Chief Executive Officer,                      Fund, Rochester Fund
                                     AMA Investment Advisors, an affiliate                       Municipals, and Oppenheimer
                                     of the American Medical Association.                        Convertible Securities Fund,
                                                                                                 since 1992.
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Faith Colish (67)       Trustee      Counsel to Carter Ledyard & Milburn               34        Director, American Bar
                        since        LLP since October 2002; prior thereto,                      Retirement Association
                        1984         Attorney at Law and President, Faith                        (ABRA) since 1997 (not-for-
                                     Colish, A Professional Corporation; 1980                    profit membership association).
                                     to 2002.
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Walter G. Ehlers (69)   Trustee      Consultant; Retired President and                 34
                        since        Director, Teachers Insurance & Annuity
                        1989         (TIAA) and College Retirement
                                     Equities Fund (CREF).
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C. Anne Harvey (65)     Trustee      Consultant, C. A. Harvey Associates,              34        Member, Individual Investors
                        since        since June 2001; Director, AARP, 1978                       Advisory Committee to the
                        1998         to December 2000.                                           New York Stock Exchange
                                                                                                 Board of Directors, 1998 to
                                                                                                 June 2002; President, Board of
                                                                                                 Associates to The National
                                                                                                 Rehabilitation Hospital's Board
                                                                                                 of Directors since 2002;
                                                                                                 Member, American Savings
                                                                                                 Education Council's Policy
                                                                                                 Board (ASEC), 1998-2000;
                                                                                                 Member, Executive Committee,
                                                                                                 Crime Prevention Coalition of
                                                                                                 America, 1997-2000.
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                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

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                                                                                    Number of                  Other
                           Position                                               Portfolios in            Directorships
                          and Length                                               Fund Complex             Held Outside
       Name, Age,           of Time                    Principal                   Overseen by              Fund Complex
     and Address (1)      Served (2)               Occupation(s) (3)                 Trustee                 by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)        Trustee      Senior Counsel, Loews Corporation                34
                         since        (diversified financial corporation) since
                         2000         May 2002; prior thereto, Senior Vice
                                      President, Secretary and General
                                      Counsel, Loews Corporation.
--------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (75)    Trustee      Professor of Finance and Economics,              34        Director, Delaware Labs
                         since        Stern School of Business, New York                         (cosmetics), since 1978.
                         2000         University.
--------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)    Trustee      Retired. Formerly, Vice President and            34        Director, WHX Corporation
                         since        Special Counsel, WHX Corporation                           (holding company) since August
                         1999         (holding company); 1993-2001.                              2002; Director, WebFinancial
                                                                                                 Corporation (holding company)
                                                                                                 since December 2002; Director,
                                                                                                 State Theatre of New Jersey
                                                                                                 (not-for-profit theater), since
                                                                                                 2000; Formerly, Director, Kevlin
                                                                                                 Corporation (manufacturer of
                                                                                                 microwave and other products).
--------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (70)   Trustee      Senior Vice President, Burnham                   34        Director, 92nd Street Y (non-
                         since        Securities Inc. (a registered broker-                      profit), since 1967; Formerly,
                         2000         dealer) since 1991.                                        Director, Cancer Treatment
                                                                                                 Holdings, Inc.
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William E. Rulon (70)    Trustee      Retired. Senior Vice President,                  34        Director, Pro-Kids Golf and
                         since        Foodmaker, Inc. (operator and franchiser                   Learning Academy (teach golf
                         2000         of restaurants) until January 1997.                        and computer usage to "at risk"
                                                                                                 children), since 1998; Director,
                                                                                                 Prandium, Inc. (restaurants),
                                                                                                 from March 2001 until July 2002.
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Cornelius T. Ryan (71)   Trustee      Founding General Partner, Oxford                 34        Director, Capital Cash
                         since        Partners and Oxford Bioscience Partners                    Management Trust (money
                         2000         (venture capital partnerships) and                         market fund), Narragansett
                                      President, Oxford Venture Corporation.                     Insured Tax-Free Income Fund,
                                                                                                 Rocky Mountain Equity Fund,
                                                                                                 Prime Cash Fund, several
                                                                                                 private companies and
                                                                                                 QuadraMed Corporation
                                                                                                 (NASDAQ).
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Trustees and Officers (Unaudited) cont'd

                                                                                    Number of              Other
                          Position                                                 Portfolios in        Directorships
                         and Length                                                Fund Complex         Held Outside
    Name, Age,             of Time                   Principal                      Overseen by         Fund Complex
  and Address (1)        Served (2)              Occupation(s) (3)                    Trustee            by Trustee
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Tom Decker Seip (52)       Trustee       General Partner, Seip Investments LP (a         34        Director, H&R Block, Inc.
                           since         private investment partnership);                          (financial services company),
                           2000          President and CEO, Westaff, Inc.                          since May 2001; Director,
                                         (temporary staffing), May 2001 to                         General Magic (voice
                                         January 2002; Senior Executive at the                     recognition software), since
                                         Charles Schwab Corporation from 1983                      November 2001; Director,
                                         to 1999; including Chief Executive                        Forward Management, Inc.
                                         Officer, Charles Schwab Investment                        (asset management), since 2001;
                                         Management, Inc. and Trustee, Schwab                      Director, E-Finance
                                         Family of Funds and Schwab                                Corporation (credit decisioning
                                         Investments from 1997 to 1998;                            services), since 1999; Director,
                                         Executive Vice President-Retail                           Save-Daily.com (micro
                                         Brokerage, Charles Schwab Investment                      investing services), since 1999;
                                         Management from 1994 to 1997.                             Formerly, Director, Offroad
                                                                                                   Capital Inc. (pre-public internet
                                                                                                   commerce company).
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Candace L. Straight (55)   Trustee       Private investor and consultant                 34        Director, Providence
                           since         specializing in the insurance industry;                   Washington (property and
                           1999          Advisory Director, Securitas Capital                      casualty insurance company),
                                         LLC (a global private equity investment                   since December 1998; Director,
                                         firm dedicated to making investments in                   Summit Global Partners
                                         the insurance sector).                                    (insurance brokerage firm), since
                                                                                                   October 2000.
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Peter P. Trapp (58)        Trustee       Regional Manager for Atlanta Region,            34
                           since         Ford Motor Credit Company since
                           1984          August 1997; prior thereto, President,
                                         Ford Life Insurance Company, April
                                         1995 until August 1997.
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                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

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                                                                                       Number of                  Other
                               Position                                              Portfolios in            Directorships
                              and Length                                              Fund Complex            Held Outside
      Name, Age,               of Time                 Principal                      Overseen by             Fund Complex
    and Address (1)           Served (2)           Occupation(s) (3)                    Trustee                by Trustee
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Michael M. Kassen* (4) (49)   President     Executive Vice President and Chief             34        Executive Vice President, Chief
                              and Trustee   Investment Officer, Neuberger Berman                     Investment Officer and
                              since 2000    since 1999; Executive Vice President and                 Director, Neuberger Berman
                                            Chief Investment Officer, NB                             Inc. (holding company) since
                                            Management from November 1999 to                         1999; Chairman since May
                                            May 2000; Vice President, NB                             2000 and Director, NB
                                            Management from 1990 until 1999;                         Management since April 1996.
                                            Partner or Principal, Neuberger Berman
                                            from 1993.
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Edward I. O'Brien* (74)       Trustee       Member, Investment Policy Committee,           34        Director, Legg Mason, Inc.
                              since 2000    Edward Jones, 1993-2001; President,                      (financial services holding
                                            Securities Industry Association ("SIA")                  company), since 1993; Director,
                                            (securities industry's representative in                 Boston Financial Group (real
                                            government relations and regulatory                      estate and tax shelters), 1993-
                                            matters at the federal and state levels),                1999.
                                            1974-1992; Adviser to SIA, November
                                            1992-November 1993.
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Jack L. Rivkin* (5) (62)      President     Executive Vice President and Chief             34        Director, Dale Carnegie &
                              and Trustee   Investment Officer, Neuberger Berman                     Associates, Inc. (private
                              since         since 2002 and 2003, respectively;                       company) since 1998; Director,
                              December      Director, NB Management since 2002;                      Emagin Corp. (public company)
                              2002          Executive Vice President, Citigroup                      since 1997; Director, Solbright
                                            Investments, Executive Vice President,                   Inc. (private company) since
                                            Travelers Group, Inc. and Senior Vice                    1998; Director, Infogate Corp.
                                            President, Tribeca Investments, LLC                      (private company) since 1997;
                                            from 1996 to 2002.                                       Director, Broadway Television
                                                                                                     Network (private company)
                                                                                                     since 2000.
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Trustees and Officers (Unaudited) cont'd

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                                                                                           Number of                Other
                                 Position                                                Portfolios in          Directorships
                                and Length                                                Fund Complex          Held Outside
       Name, Age,                of Time                         Principal                Overseen by           Fund Complex
     and Address (1)            Served (2)                   Occupation(s) (3)              Trustee              by Trustee
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Peter E. Sundman* (43)  Chairman of the Board,   Executive Vice President, Neuberger          34       Executive Vice President and
                        Chief Executive Officer  Berman since 1999; Principal, Neuberger               Director, Neuberger Berman
                        and Trustee since 2000;  Berman from 1997 until 1999; Senior                   Inc. (holding company) since
                        President and Chief      Vice President, NB Management from                    1999; President and Director,
                        Executive Officer from   1996 until 1999.                                      NB Management since 1999;
                        1998 to 2000.                                                                  Director and Vice President,
                                                                                                       Neuberger & Berman Agency,
                                                                                                       Inc. since 2000.
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(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)   Resigned as trustee effective December 12, 2002.

(5)   Serves as trustee effective December 12, 2002.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST DECEMBER 31, 2002

Information about the Officers of the Trust

                                           Position and
  Name, Age, and Address (1)        Length of Time Served(2)                     Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Claudia A. Brandon (46)         Secretary since 1985             Vice President, Neuberger Berman since 2002 and
                                                                  employee since 1999; Vice President-Mutual Fund Board
                                                                  Relations, NB Management since 2000; Vice President,
                                                                  NB Management from 1986 to 1999; Secretary, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (four since 2002).

 Robert Conti (46)               Vice President since 2000        Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003;
                                                                  Senior Vice President, NB Management since 2000;
                                                                  Controller, NB Management until 1996; Treasurer, NB
                                                                  Management from 1996 until 1999; Vice President, seven
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Stacy Cooper-Shugrue (4) (39)   Assistant Secretary since 1990   Vice President-Mutual Fund Board Relations of NB
                                                                  Management since February 25, 2002; Employee of
                                                                  Neuberger Berman since 1999; Assistant Vice President of
                                                                  NB Management from 1993 to 1999; Assistant Secretary
                                                                  of two other mutual funds for which NB Management acts
                                                                  as investment manager and administrator and of three
                                                                  other registered investment companies since 2002.

 Brian J. Gaffney (49)           Vice President since 2000        Managing Director, Neuberger Berman since 1999; Senior
                                                                  Vice President, NB Management since 2000; Vice
                                                                  President, NB Management from 1997 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Sheila R. James (37)            Assistant Secretary since 2002   Employee, Neuberger Berman since 1999; Employee, NB
                                                                  Management from 1991 to 1999; Assistant Secretary,
                                                                  seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002.

 John M. McGovern (32)           Assistant Treasurer since 2002   Employee, NB Management since 1993; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

Trustees and Officers (Unaudited) cont'd

                                         Position and
 Name, Age, and Address (1)        Length of Time Served(2)                       Principal Occupation(s) (3)
---------------------------------------------------------------------------------------------------------------------------
 Barbara Muinos (44)         Treasurer and Principal Financial    Vice President, Neuberger Berman since 1999; Assistant
                             and Accounting Officer since 2002;   Vice President, NB Management from 1993 to 1999;
                             prior thereto, Assistant Treasurer   Treasurer and Principal Financial and Accounting Officer,
                             since 1996                           seven registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator since 2002; Assistant Treasurer of three
                                                                  registered investment companies for which NB
                                                                  Management acts as investment manager and
                                                                  administrator from 1996 until 2002.

 Frederic B. Soule (56)      Vice President since 2000            Senior Vice President, Neuberger Berman since 2003; Vice
                                                                  President, Neuberger Berman from 1999 until 2003; Vice
                                                                  President, NB Management from 1995 until 1999; Vice
                                                                  President, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator (three since 2000 and four since 2002).

 Trani Wyman (33)            Assistant Treasurer since 2002       Employee, NB Management since 1991; Assistant
                                                                  Treasurer, seven registered investment companies for which
                                                                  NB Management acts as investment manager and
                                                                  administrator since 2002.

-------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)   Resigned as officer effective January 15, 2003.